Expected Credit Losses (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Allowance for Expected Credit Losses
The table below sets forth the allowance for expected credit losses:

(In $ millions)	Trade Receivables
Balance as at December 31, 2021	0.8
Provision for expected credit losses	0.2
Write-off charged against allowance	(0.7)
Balance as at December 31, 2022	0.3
Provision for expected credit losses	0.6
Write-off charged against allowance	(0.9)
Balance as at December 31, 2023	—